NOTE 9. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET

Summaries of property, equipment and leasehold improvements are as follows:

	December 31,
	2014	2013

Buildings and leasehold improvements	$75,658	$74,855
Furniture and fixtures	7,556	6,912
Equipment	6,215	6,238
Company automobiles	1,619	1,721
Total	91,048	89,726

Less: accumulated depreciation and amortization	(10,896)	(7,472)
Property, equipment and leasehold improvements, net	$80,152	$82,254

Depreciation and amortization expense for the operations was approximately $3,926, $3,289 and $1,902 for the years ended December 31, 2014, 2013 and 2012, respectively.

The following schedule provides an analysis of AutoChina’s investment in property on operating leases and property held for lease by major classes as of December 31, 2014.

	December 31,	December 31,
	2014	2013

Buildings and leasehold improvements	$62,983	$62,250
Equipment	5,269	5,289
Total	68,252	67,539

Less: Accumulated depreciation	(3,270)	(1,263)
Total	$64,982	$66,276